Commission and Fee Income	12 Months Ended
Dec. 31, 2022
Commissions and Fee Income [Abstract]
Disclosure of fee and commission income (expense) [text block]
06 –
Commissions and fee income
in € m.	2022	2021	2020
Commission and fee income and expense:
Commission and fee income	12,512	13,730	12,044
Commission and fee expense	2,675	2,796	2,620
Net commissions and fee income	9,838	10,934	9,424

Disaggregation of revenues by product type and business segment
	Dec 31,2022
in € m. (unless stated otherwise)	Corporate Bank	Investment Bank	Private Bank	Asset Management	Capital Release Unit	Corporate & Other	Total Consolidated
Major type of services:
Commissions for administration	218	33	254	17	0	(3)	520
Commissions for assets under management	18	1	363	3,642	(0)	0	4,024
Commissions for other securities	512	(0)	47	0	0	0	559
Underwriting and advisory fees	35	1,373	12	0	0	(52)	1,368
Brokerage fees	19	253	1,164	65	(1)	0	1,501
Commissions for local payments	479	3	1,006	0	0	8	1,497
Commissions for foreign commercial business	466	33	62	0	0	(5)	556
Commissions for foreign currency/exchange business	15	0	5	0	0	(0)	19
Commissions for loan processing and guarantees	618	298	292	0	3	2	1,213
Intermediary fees	23	2	523	0	0	13	562
Fees for sundry other customer services	282	277	10	122	3	1	695
Total fee and commissions income	2,684	2,273	3,739	3,847	6	(36)	12,512
Gross expense							(2,675)
Net fees and commissions							9,838

	Dec 31,2021
in € m. (unless stated otherwise)	Corporate Bank	Investment Bank	Private Bank	Asset Management	Capital Release Unit	Corporate & Other	Total Consolidated
Major type of services:
Commissions for administration	231	27	259	21	4	(2)	539
Commissions for assets under management	16	1	369	3,570	(0)	0	3,956
Commissions for other securities	423	(0)	43	1	0	0	467
Underwriting and advisory fees	35	2,258	12	0	(0)	(41)	2,264
Brokerage fees	22	246	1,302	96	118	(0)	1,784
Commissions for local payments	441	4	864	0	0	10	1,320
Commissions for foreign commercial business	456	23	95	0	(0)	(2)	572
Commissions for foreign currency/exchange business	11	0	5	0	0	(0)	16
Commissions for loan processing and guarantees	564	279	305	0	5	5	1,157
Intermediary fees	12	3	617	0	0	11	644
Fees for sundry other customer services	282	562	40	121	4	2	1,011
Total fee and commissions income	2,494	3,403	3,910	3,809	132	(18)	13,730
Gross expense							(2,796)
Net fees and commissions							10,934

	Dec 31,2020
in € m. (unless stated otherwise)	Corporate Bank	Investment Bank	Private Bank	Asset Management	Capital Release Unit	Corporate & Other	Total Consolidated
Major type of services:
Commissions for administration	245	17	235	23	1	(3)	518
Commissions for assets under management	19	1	319	3,090	(0)	0	3,429
Commissions for other securities	365	0	35	0	0	0	401
Underwriting and advisory fees	29	1,688	13	0	1	(42)	1,688
Brokerage fees	21	357	1,103	72	113	(1)	1,665
Commissions for local payments	436	(2)	951	(0)	0	8	1,394
Commissions for foreign commercial business	409	25	104	0	0	(3)	536
Commissions for foreign currency/exchange business	4	0	6	0	0	(0)	11
Commissions for loan processing and guarantees	529	210	305	0	7	7	1,058
Intermediary fees	9	2	579	1	1	12	604
Fees for sundry other customer services	276	289	39	131	4	1	741
Total fee and commissions income	2,344	2,588	3,689	3,317	127	(20)	12,044
Gross expense							(2,620)
Net fees and commissions							9,424

Fee and commission income and gross expense have been restated by € 182 million for 2020. The reclassifications did not affect net fee and commission income.
Revenue is recognized when performance obligations are satisfied. Performance obligation is satisfied by fund performance exceeding a hurdle rate (an agreed minimum annual return provided to investors). As of 31 December 2022, there were performance obligations to be satisfied of € 267 million with a time band of three years from 2024 to 2026 (as of 31 December 2021, € 244 million with a time band of five years from 2023 to 2027) from alternative funds. The increase of performance obligations to be satisfied was mainly driven by fund valuations and asset sales.
As of December 31, 2022, and December 31, 2021, the Group’s balance of receivables from commission and fee income was € 798 million and € 834 million respectively. As of December 31, 2022, and December 31, 2021, the Group’s balance of contract liabilities associated to commission and fee income was € 63 million and € 70 million, respectively. Contract liabilities arise from the Group’s obligation to provide future services to a customer for which it has received consideration from the customer prior to completion of the services. The balances of receivables and contract liabilities do not vary significantly from period to period reflecting the fact that they predominately relate to recurring service contracts with service periods of less than one year such as monthly current account services and quarterly asset management services. As a result, prior period balances of contract liabilities are generally recognized in revenue in the subsequent period. Customer payment in exchange for services provided are generally subject to performance by the Group over the specific service period such that the Group’s right to payment arises at the end of the service period when its performance obligations are fully completed. Therefore, no material balance of contract asset is reported.